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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ] Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
Address:   260 Preston Commons West
           8117 Preston Road
           Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Managing Director
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                      Dallas, TX        February 14, 2007
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        23
Form 13F Information Table Value Total:   888,951
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                               TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER           CLASS      CUSIP     (x 1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------
ABB Ltd.                   SPONSORED ADR 000375-20-4    41255 2,294,519 SH  N/A  SOLE       0             0 2,294,519    0
ARCH COAL INC              COM           039380-10-0    18375   611,882 SH  N/A  SOLE       0             0   611,882    0
CONOCOPHILLIPS             COM           20825C-10-4    26558   369,120 SH  N/A  SOLE       0             0   369,120    0
CONSOL ENERGY INC          COM           20854P-10-9    22775   708,831 SH  N/A  SOLE       0             0   708,831    0
DENBURY RESOURCES INC NEW  COM NEW       247916-20-8    43162 1,553,147 SH  N/A  SOLE       0             0 1,553,147    0
DRESSER RAND GROUP INC     COM           261608-10-3    22933   937,195 SH  N/A  SOLE       0             0   937,195    0
EOG RES INC                COM           26875P-10-1    35694   571,566 SH  N/A  SOLE       0             0   571,566    0
FLUOR CORP NEW             COM           343412-10-2    16331   200,007 SH  N/A  SOLE       0             0   200,007    0
GLOBALSANTAFE CORP         SHS           G3930E-10-1    79458 1,351,787 SH  N/A  SOLE       0             0 1,351,787    0
GREENBRIER COMPANIES INC   COM           393657-10-1    12381   412,705 SH  N/A  SOLE       0             0   412,705    0
INTEROIL CORP              COM           460951-10-6    10321   340,742 SH  N/A  SOLE       0             0   340,742    0
JACOBS ENGR GROUP INC      COM           469814-10-7    29651   363,632 SH  N/A  SOLE       0             0   363,632    0
MARINER ENERGY INC         COM           56845T-30-5    14950   762,755 SH  N/A  SOLE       0             0   762,755    0
MASSEY ENERGY CORP         COM           576206-10-6    14969   644,391 SH  N/A  SOLE       0             0   644,391    0
OCCIDENTAL PETROLEUM CORP  COM           674599-10-5    45295   927,612 SH  N/A  SOLE       0             0   927,612    0
PEABODY ENERGY CORPORATION COM           704549-10-4    33770   835,689 SH  N/A  SOLE       0             0   835,689    0
SCHLUMBERGER               COM           806857-10-8    46740   740,027 SH  N/A  SOLE       0             0   740,027    0
SHAW GROUP INC             COM           820280-10-5    10751   320,925 SH  N/A  SOLE       0             0   320,925    0
SUNCOR ENERGY INC          COM           867229-10-6   134468 1,704,064 SH  N/A  SOLE       0             0 1,704,064    0
TESORO PETROLEUM CORP COM  COM           881609-10-1    60851   925,206 SH  N/A  SOLE       0             0   925,206    0
TITANIUM METALS CORP       COM NEW       888339-20-7    15888   538,377 SH  N/A  SOLE       0             0   538,377    0
TRANSOCEAN INC.            ORD           G90078-10-9    79925   988,067 SH  N/A  SOLE       0             0   988,067    0
VALERO ENERGY CORP NEW     COM           91913Y-10-0    72450 1,416,151 SH  N/A  SOLE       0             0 1,416,151    0